UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS GNMA Fund
	Principal Amount ($)	Value ($)
Government National Mortgage Association 83.7%
Government National Mortgage Association:
4.2%, with various maturities from 6/15/2040 until 7/15/2040	409,771	424,315
4.5%, with various maturities from 6/1/2039 until 6/20/2041 (a) (b)	207,453,114	218,969,982
5.0%, with various maturities from 11/15/2032 until 6/20/2041 (a) (b)	558,062,486	607,409,323
5.5%, with various maturities from 12/15/2025 until 5/20/2041 (a) (b)	536,644,858	591,943,395
6.0%, with various maturities from 8/20/2023 until 11/15/2039 (b)	240,580,107	269,124,096
6.5%, with various maturities from 5/15/2032 until 7/20/2039 (b)	90,840,032	102,342,052
7.0%, with various maturities from 1/15/2036 until 6/20/2039 (b)	17,540,908	19,857,222
7.5%, with various maturities from 5/15/2022 until 1/15/2037	11,238,276	12,942,671

Total Government National Mortgage Association (Cost $1,740,399,532)		1,823,013,056
Collateralized Mortgage Obligations 14.4%
Fannie Mae Whole Loan, "1A6", Series 2007-W8, 6.482% *, 9/25/2037	4,585,412	4,822,164
Federal Home Loan Mortgage Corp.:
"FO", Series 2418, 1.087% *, 2/15/2032	2,319,195	2,358,566
"GF", Series 2412, 1.137% *, 2/15/2032	3,055,338	3,108,520
"FA", Series 2419, 1.187% *, 2/15/2032	1,818,840	1,855,436
"F", Series 2439, 1.187% *, 3/15/2032	1,823,074	1,859,149
"FA", Series 2436, 1.187% *, 3/15/2032	1,823,074	1,859,149
"FQ", Series 2488, 1.187% *, 3/15/2032	1,860,628	1,897,447
"FW", Series 2456, 1.187% *, 3/15/2032	1,162,559	1,185,178
"UF", Series 3807, 1.391% *, 2/15/2041	1,946,317	1,957,459
"DI", Series 3710, Interest Only, 4.0%, 1/15/2024	9,578,126	1,024,636
"NI", Series 3796, Interest Only, 4.0%, 2/15/2025	13,644,574	1,673,874
"PT", Series 3586, IOette, 4.481% **, 2/15/2038	11,597,488	11,358,571
"ZW", Series 3763, 4.5%, 11/15/2040	10,265,472	9,778,604
"57", Series 256, Interest Only, 5.0%, 3/15/2023	4,445,593	500,274
"ZK", Series 3382, 5.0%, 7/15/2037	14,349,299	14,788,720
"CZ", Series 3658, 5.0%, 4/15/2040	1,760,561	1,794,727
"PE", Series 2489, 6.0%, 8/15/2032	7,715,562	8,600,508
"TZ", Series 2778, 6.0%, 2/15/2034	3,071,223	3,219,628
"WS", Series 2877, Interest Only, 6.413% **, 10/15/2034	12,178,968	1,046,245
"SG", Series 3033, Interest Only, 6.463% **, 9/15/2035	3,692,139	513,784
"A", Series 172, Interest Only, 6.5%, 1/1/2024	403,937	72,652
"SB", Series 2742, Interest Only, 6.813% **, 1/15/2019	7,513,844	883,160
"SB", Series 2788, Interest Only, 6.913% **, 10/15/2022	2,628,065	199,976
Federal National Mortgage Association:
"FA", Series 2002-23, 1.086% *, 4/25/2032	3,259,077	3,315,743
"OF", Series 2001-60, 1.136% *, 10/25/2031	967,806	984,223
"OF", Series 2001-70, 1.136% *, 10/25/2031	387,122	393,689
"FB", Series 2002-30, 1.186% *, 8/25/2031	2,659,092	2,712,329
"FA", Series 2003-11, 1.186% *, 9/25/2032	2,097,681	2,139,492
"FJ", Series 2002-52, 1.186% *, 9/25/2032	2,740,573	2,796,038
"FJ", Series 2003-45, 1.691% *, 6/25/2033	5,933,154	6,098,170
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	43,085,297	3,584,326
"25", Series 351, Interest Only, 4.5%, 5/1/2019	4,253,574	434,854
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	9,350,458	717,752
"21", Series 334, Interest Only, 5.0%, 3/1/2018	4,677,173	484,966
"20", Series 334, Interest Only, 5.0%, 3/1/2018	3,727,766	371,469
''23", Series 339, Interest Only, 5.0%, 7/1/2018	3,360,328	329,651
"27", Series 351, Interest Only, 5.0%, 4/1/2019	993,645	114,294
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	3,207,571	337,276
"PZ", Series 2007-47, 5.0%, 5/25/2037	12,310,907	13,181,064
"ZA", Series 2008-24, 5.0%, 4/25/2038	17,640,768	18,836,161
"ZX", Series 2010-13, 5.0%, 3/25/2040	16,031,866	16,209,053
"ZQ", Series G93-39, 6.5%, 12/25/2023	3,742,216	4,200,165
Government National Mortgage Association:
"SY", Series 2008-83, Interest Only, 0.384% **, 8/20/2034	13,802,467	36,499
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	11,939,331	395,197
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	6,159,834	634,180
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	10,529,772	779,780
"AI", Series 2009-22, Interest Only, 4.5%, 10/16/2032	1,795,914	223,995
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	6,416,651	490,906
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	5,602,290	817,579
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	6,474,723	943,117
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	469,533
"VB", Series 2010-26, 5.0%, 1/20/2024	5,500,000	5,964,672
"UI", Series 2010-45, Interest Only, 5.0%, 5/20/2033	6,612,925	560,069
"KE", Series 2004-19, 5.0%, 3/16/2034	5,000,000	5,397,696
"Z", Series 2004-61, 5.0%, 8/16/2034	3,093,844	3,221,585
"LE", Series 2004-87, 5.0%, 10/20/2034	7,000,000	7,402,347
"ZB", Series 2005-15, 5.0%, 2/16/2035	13,716,423	14,678,043
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,030,260	4,248,051
"CK", Series 2007-31, 5.0%, 5/16/2037	9,000,000	9,817,421
"ZN", Series 2009-64, 5.0%, 7/20/2039	21,915,814	23,457,612
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,156,571	1,190,726
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	857,701	30,053
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	2,977,618	420,729
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	8,408,891	1,041,506
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	2,674,582	343,134
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	2,331,563	153,678
"PC", Series 2003-19, 5.5%, 3/16/2033	8,000,000	9,015,172
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	5,140,404	591,738
"PC", Series 2007-2, 5.5%, 6/20/2035	11,510,346	12,834,227
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,576,941
"HZ", Series 2009-43, 5.5%, 6/20/2039	1,849,474	2,031,279
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	175,348	3,692
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	9,660,705	1,257,032
"HZ", Series 2004-17, 6.0%, 3/20/2034	1,543,289	1,740,539
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	791,394	164,182
"CT", Series 2009-42, 6.0%, 8/16/2035	9,496,736	10,593,401
"PY", Series 2009-122, 6.0%, 12/20/2039	9,549,056	10,527,415
"S", Series 2005-28, Interest Only, 6.014% **, 3/20/2035	1,366,381	176,155
"AV", Series 2010-14, Interest Only, 6.114% **, 2/16/2040	10,779,619	1,740,961
"ST", Series 2009-31, Interest Only, 6.164% **, 3/20/2039	2,021,380	267,625
"SA", Series 2008-44, Interest Only, 6.214% **, 5/20/2038	12,394,064	1,685,200
"SM", Series 2009-100, Interest Only, 6.264% **, 5/16/2039	5,369,414	704,245
"SA", Series 2006-49, Interest Only, 6.274% **, 2/20/2036	11,237,445	1,428,092
"SI", Series 2008-27, Interest Only, 6.284% **, 3/20/2038	7,418,431	899,844
"SC", Series 2008-64, Interest Only, 6.314% **, 4/20/2028	3,491,427	118,791
"SA", Series 2007-43, Interest Only, 6.314% **, 7/20/2037	22,707,781	3,350,106
"QA", Series 2007-57, Interest Only, 6.314% **, 10/20/2037	7,111,215	971,536
"SL", Series 2009-100, Interest Only, 6.314% **, 5/16/2039	6,205,808	903,880
"SG", Series 2007-40, Interest Only, 6.494% **, 7/20/2037	31,823,218	4,293,169
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	2,776,520	545,347
"PS", Series 2003-55, Interest Only, 6.514% **, 6/20/2033	5,313,337	807,182
"SA", Series 2006-69, Interest Only, 6.614% **, 12/20/2036	10,115,861	1,532,539
"PS", Series 2004-34, Interest Only, 6.964% **, 4/16/2034	3,770,014	645,583
"SU", Series 2004-30, Interest Only, 7.014% **, 2/20/2032	838,353	4,846
"SK", Series 2009-16, Interest Only, 7.194% **, 1/20/2037	18,963,858	3,263,955
"SA", Series 1999-44, Interest Only, 8.364% **, 12/16/2029	1,260,926	253,811

Total Collateralized Mortgage Obligations (Cost $289,283,582)		314,245,735
US Government Agency Sponsored Pass-Throughs 5.9%
Federal National Mortgage Association, 4.5%, with various maturities from 2/1/2039 until 5/1/2041 (a) (Cost $128,936,937)	123,900,000	128,221,713
Government & Agency Obligations 3.5%
US Government Sponsored Agency 0.2%
Federal Home Loan Mortgage Corp., 1.375%, 1/9/2013	5,248,000	5,325,036
US Treasury Obligations 3.3%
US Treasury Bill, 0.135% ***, 9/15/2011 (c)	9,758,000	9,757,590
US Treasury Inflation-Indexed Note, 1.125%, 1/15/2021	15,418,650	16,011,312
US Treasury Notes:
0.875%, 2/29/2012 (d)	35,000,000	35,169,400
3.625%, 2/15/2020 (b)	10,000,000	10,578,910

		71,517,212

Total Government & Agency Obligations (Cost $77,147,184)		76,842,248

	Contracts	Value ($)
Call Options Purchased 0.0%
Floating Rate - LIBOR, Effective Date 6/28/2011, Expiration Date 9/28/2011, Cap Rate 3.205% (Cost $212,892)	47,048,000	212,892
Put Options Purchased 0.1%
10 Year US Treasury Note, Expiration Date 8/26/2011, Strike Price $122.0	602	761,906
Floating Rate - LIBOR, Effective Date 6/27/2011, Expiration Date 9/17/2011, Cap Rate 3.178%	47,048,000	211,716

Total Put Options Purchased (Cost $671,587)		973,622

	Shares	Value ($)
Securities Lending Collateral 30.4%
Daily Assets Fund Institutional, 0.13% (e) (f) (Cost $662,497,565)	662,497,565	662,497,565
Cash Equivalents 1.3%
Central Cash Management Fund, 0.11% (e) (Cost $26,981,595)	26,981,595	26,981,595

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,926,130,874) †	139.3	3,032,988,426
Other Assets and Liabilities, Net	(39.3)	(855,313,198)

Net Assets	100.0	2,177,675,228

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of June 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of June 30, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,926,513,805.  At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $106,474,621.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $109,800,408 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,325,787.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2011 amounted to $651,636,912 which is 29.9% of net assets.
(c)	At June 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At June 30, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

LIBOR: London InterBank Offered Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	9/21/2011	1,780	217,744,063	(333,281)

Currency Abbreviation

USD	United States Dollar

At June 30, 2011, open written option contracts were as follows:

Written Options	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($) (g)

Call Options
30-Year GNSF	4.5	30,000,000	9/14/2011	105.4	170,073
30-Year GNSF	4.0	30,000,000	8/11/2011	102.2	141,394
30-Year GNSF	4.5	30,000,000	8/11/2011	105.6	129,881
30-Year GNSF	4.5	30,000,000	8/11/2011	105.8	103,912
30-Year GNSF	5.0	30,000,000	8/11/2011	108.1	128,339
30-Year GNSF	4.5	30,000,000	7/13/2011	103.6	665,625
30-Year GNSF	4.0	30,000,000	7/13/2011	99.8	656,250
30-Year GNSF	5.0	30,000,000	7/13/2011	106.0	707,636
30-Year GNSF	4.0	30,000,000	7/13/2011	100.3	515,625
30-Year GNSF	4.0	30,000,000	7/13/2011	101.3	249,375
30-Year GNSF	4.0	30,000,000	7/13/2011	101.4	212,110
30-Year GNSF	4.0	60,000,000	7/13/2011	101.2	543,750
30-Year GNSF	4.5	30,000,000	7/13/2011	104.3	403,125
30-Year GNSF	4.5	30,000,000	7/13/2011	104.4	365,086
30-Year GNSF	4.5	30,000,000	7/13/2011	104.3	403,125
30-Year GNSF	5.0	30,000,000	7/13/2011	106.9	445,664
30-Year GNSF	5.0	30,000,000	7/13/2011	101.8	459,375
30-Year GNSF	5.0	60,000,000	7/13/2011	106.8	956,250
Total Written Options (Premiums received $4,544,531)				7,256,595

(g)	Net unrealized depreciation at June 30, 2011 was $2,712,064.

At June 30, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/9/2010 6/1/2012	84,400,0001	0.45%	Citi Global Interest Rate Strategy Index	(562,891)	—	(562,891)

Counterparty:
1	Citigroup, Inc.
GNSF: Government National Single Family

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Government National Mortgage Association	$—	$1,823,013,056	$—	$1,823,013,056
Collateralized Mortgage Obligations	—	314,245,735	—	314,245,735
US Government Agency Sponsored Pass-Throughs	—	128,221,713	—	128,221,713
Government & Agency Obligations	—	76,842,248	—	76,842,248
Short-Term Investments (h)	689,479,160	—	—	689,479,160
Derivatives (i)	761,906	—	424,608	1,186,514
Total	$690,241,066	$2,342,322,752	$424,608	$3,032,988,426
Liabilities
Derivatives (i)	$(333,281)	$(562,891)	$(7,256,595)	$(8,152,767)
Total	$(333,281)	$(562,891)	$(7,256,595)	$(8,152,767)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, total return swaps and options written, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Collateral Mortgage Obligations	Call Options Purchased	Put Options Purchased	Total	Written Options
Balance as of September 30, 2010	$9,076,463	$—	$—	$9,076,463	$(1,462,362)
Realized gains (loss)	984,150	—	—	984,150	(384,375)
Change in unrealized appreciation (depreciation)	(1,375,087)	0	0	(1,375,087)	(3,565,327)
Amortization premium/ discount	(3,737)	—	—	(3,737)	—
Net purchases (sales)	(8,681,789)	212,892	211,716	(8,257,181)	(1,844,531)
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of June 30, 2011	$—	$212,892	$211,716	$424,608	$(7,256,595)
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2011	$—	$0	$0	$0	$(2,712,064)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(333,281)	$(562,891)	$(2,410,029)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011